Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)

20.  Quarterly Results of Operations (Unaudited)

Set forth below are the company’s 2017 and 2016 results for the quarters ended March 31, June 30, September 30 and December 31.

($ in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total

2017
Net sales	$2,473	$2,855	$2,908	$2,747	$10,983
Gross profit (a)	390	431	455	481	1,757
Earnings before taxes	$84	$112	$50	$268	$514
Net earnings (loss) attributable to Ball Corporation	$68	$99	$48	$159	$374

Basic earnings (loss) per share (b) (c)	$0.19	$0.28	$0.14	$0.45	$1.07

Diluted earnings (loss) per share (b) (c)	$0.19	$0.28	$0.13	$0.45	$1.05

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
2016
Net sales	$1,756	$2,030	$2,752	$2,523	$9,061
Gross profit (a)	275	367	372	406	1,420
Earnings before taxes	$(209)	$192	$50	$92	$125
Net earnings attributable to Ball Corporation	$(127)	$307	$31	$52	$263

Basic earnings per share (b) (c)	$(0.45)	$1.08	$0.09	$0.15	$0.83

Diluted earnings per share (b) (c)	$(0.45)	$1.06	$0.09	$0.15	$0.81
(a)	Gross profit is shown after depreciation and amortization related to cost of sales of $510 million and $345 million for the years ended December 31, 2017 and 2016, respectively.
(b)

Earnings per share calculations for each quarter are based on the weighted average shares outstanding for that period. As a result, the sum of the quarterly amounts may not equal the annual earnings per share amount.

(c)	Amounts in 2016 have been retrospectively adjusted for the two-for-one stock split that was effective on May 16, 2017.

The unaudited quarterly results of operations included business consolidation and other activities that affected the company’s operating performance. Further details are included in Note 5.